Pro Forma and Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Investments in:
Excess mortgage servicing rights at fair value	$ 324,151	[1]	$ 245,036	$ 43,971
Excess mortgage servicing rights, equity method investees, at fair value	352,766	[1]
Servicer advances	2,665,551	[1]
Real estate securities, available-for-sale	1,973,189	[1],[2]	289,756
Residential mortgage loans, held-for-investment	33,539	[1]
Consumer loans, equity method investees	215,062	[1]
Cash and cash equivalents	271,994	[1]
Restricted cash	33,338	[1]
Derivative assets	35,926	[1]
Other assets	53,142	[1]	84
Total assets	5,958,658	[1]	534,876	43,971
Liabilities
Repurchase agreements	1,620,711	[1]	150,922
Notes Payable	2,488,618	[1]
Trades Payable	246,931	[1]
Due to affiliate	19,169	[1]	5,136	158
Dividends Payable	63,297	[1]
Accrued expenses and other liabilities	6,857	[1]	462	755
Purchase price payable on investments in excess mortgage servicing rights				3,250
Total liabilities	4,445,583	[1]	156,520	4,163
Commitments and contingencies		[1]
Stockholders' Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,197,794 issued and outstanding as of December 31, 2013	2,532	[1]
Additional paid-in capital	1,157,118	[1]	362,830
Retained earnings	102,986	[1]
Newcastle's Equity				39,808
Accumulated other comprehensive income, net of tax	3,214	[1]	15,526
Total New Residential stockholders' equity	1,265,850	[1]	378,356	39,808
Noncontrolling interests in equity of consolidated subsidiaries	247,225	[1]
Total Equity	1,513,075	[1]	378,356	39,808
[LiabilitiesAndStockholdersEquity]	5,958,658	[1]	534,876	43,971
Closed Transaction Adjustments
Investments in:
Excess mortgage servicing rights at fair value	19,132	[3]
Servicer advances	1,561,999	[4]
Real estate securities, available-for-sale	450,816	[5]
Cash and cash equivalents	(194,961)	[6]
Restricted cash	11,483	[7]
Derivative assets	8,427	[8]
Total assets	1,856,896
Liabilities
Repurchase agreements	612,648	[9]
Notes Payable	1,462,625	[10]
Trades Payable	(246,931)	[11]
Total liabilities	1,828,342
Stockholders' Equity
Noncontrolling interests in equity of consolidated subsidiaries	28,554	[12]
Total Equity	28,554
[LiabilitiesAndStockholdersEquity]	1,856,896
Pending Transaction Adjustments
Investments in:
Excess mortgage servicing rights at fair value	33,857	[3]
Total assets	33,857
Liabilities
Payable related to pending transactions	33,857	[13]
Total liabilities	33,857
Stockholders' Equity
[LiabilitiesAndStockholdersEquity]	33,857
Offering Proceeds Adjustments
Investments in:
Cash and cash equivalents	150,227	[14]
Total assets	150,227	[14]
Stockholders' Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,197,794 issued and outstanding as of December 31, 2013	250	[14]
Additional paid-in capital	149,977	[14]
Total New Residential stockholders' equity	150,227	[14]
Total Equity	150,227	[14]
[LiabilitiesAndStockholdersEquity]	150,227	[14]
Pro Forma
Investments in:
Excess mortgage servicing rights at fair value	377,140
Excess mortgage servicing rights, equity method investees, at fair value	352,766
Servicer advances	4,227,550
Real estate securities, available-for-sale	2,424,005
Residential mortgage loans, held-for-investment	33,539
Consumer loans, equity method investees	215,062
Cash and cash equivalents	227,260
Restricted cash	44,821
Derivative assets	44,353
Other assets	53,142
Total assets	7,999,638
Liabilities
Repurchase agreements	2,233,359
Notes Payable	3,951,243
Due to affiliate	19,169
Dividends Payable	63,297
Accrued expenses and other liabilities	6,857
Payable related to pending transactions	33,857
Total liabilities	6,307,782
Stockholders' Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,197,794 issued and outstanding as of December 31, 2013	2,782
Additional paid-in capital	1,307,095
Retained earnings	102,986
Accumulated other comprehensive income, net of tax	3,214
Total New Residential stockholders' equity	1,416,077
Noncontrolling interests in equity of consolidated subsidiaries	275,779
Total Equity	1,691,856
[LiabilitiesAndStockholdersEquity]	$ 7,999,638

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	Fair value, which is equal to carrying value for all securities. See Note 12 regarding the estimation of fair value.
[3]	Represents the commitment to invest $53.0 million in Excess MSRs on portfolios of residential mortgage loans with an aggregate UPB of approximately $22.1 billion. We have closed on $19.1 million of these investments. The commitment amount is based on the UPB as of the commitment date. The actual amount invested will be based on the UPB at the time of close.
[4]	Represents the purchase of servicer advances from equity contributions ($1.6 billion).
[5]	Represents our net investments in Non-Agency RMBS and Agency ARM RMBS subsequent to December 31, 2013.
[6]	Represents adjustments to the cash and cash equivalents balance. The adjustment to the cash and cash equivalents balance includes cash inflows from (i) the net increase in repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS ($462.6 million); (ii) the repurchase agreement related to the Consumer Loan Companies ($150.0 million). The adjustment to the cash and cash equivalents balance includes cash outflows from (i) the servicer advance investments ($82.3 million); (ii) the trades payable balance at December 31, 2013 ($246.9 million); (iii) the net purchase of Agency ARM RMBS and Non-Agency RMBS ($450.8 million); (iv) the Excess MSR transactions ($19.1 million); and (v) the acquisition of non-performing loans, which are treated as derivative assets ($8.4 million).
[7]	Represents the increase in restricted cash from the financing of servicer advances.
[8]	Represents our net investment in non-performing loans of $8.4 million accounted as linked transactions not used for hedging purposes. Additionally, we hold TBA positions with $1.1 billion in a long notional amount of Agency RMBS and $1.2 billion in a short notional amount of Agency RMBS, as of April 15, 2014, and any amounts or obligations owed by or to us are subject to the right of set-off with the TBA counterparty.
[9]	Represents the change in repurchase agreements related to Agency ARM RMBS, Non-Agency RMBS, and the Consumer Loan Companies. The increase of $612.6 million is comprised of a $590.2 million increase related to the financing of Non-Agency RMBS purchases and a $150.0 million financing of our investment in the Consumer Loan Companies, partially offset by a $127.5 million decrease related to the sale of Agency RMBS.
[10]	Represents the notes payable related to the financing of servicer advances ($1.5 billion), including the repayment of certain notes payable using new notes issued pursuant to an advance receivables trust that issued variable funding and term notes.
[11]	Represents the settlement of trades payable related to Agency ARM RMBS and Non-Agency RMBS which had not settled on December 31, 2013 ($246.9 million).
[12]	Represents the non-controlling interest of the third party co-investors in our consolidated subsidiary that holds our investment in servicer advances.
[13]	Represents the payable related to pending transactions on Excess MSRs.
[14]	Represents the estimated net cash proceeds, common stock issued, and additional paid-in-capital from the issuance of 25,000,000 shares of our common stock for net proceeds of $150.2 million after deducting underwriting discounts and commissions and the estimated offering expenses payable by us, assuming the underwriters do not exercise their option to purchase additional shares of our common stock.